Interest Income (Details) - Schedule of Interest Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Interest Income [Abstract]
Interest on shareholder loans		$ 2,903		$ 6,841
Interest on treasury deposits	904,429	136,703	1,361,638	262,959
Consulting and management fee with affiliated companies	$ 904,429	$ 139,606	$ 1,361,638	$ 269,800